Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Property, Plant and Equipment

14. Property, Plant and Equipment

	Land and buildings (i) €m	Plant and machinery €m	Assets in course of construction €m	Total €m
At 31 December 2017
Cost/deemed cost	8,472	13,157	551	22,180
Accumulated depreciation (and impairment charges)	(2,248)	(6,838)	-	(9,086)
Net carrying amount	6,224	6,319	551	13,094

At 1 January 2017, net carrying amount	6,157	6,035	498	12,690
Translation adjustment	(483)	(460)	(33)	(976)
Reclassifications	60	348	(408)	-
Additions at cost	87	481	476	1,044
Arising on acquisition (note 31)	703	812	21	1,536
Reclassified as held for sale	(22)	(79)	(3)	(104)
Disposals at net carrying amount	(53)	(37)	-	(90)
Depreciation charge for year (ii)	(225)	(781)	-	(1,006)
At 31 December 2017, net carrying amount	6,224	6,319	551	13,094

The equivalent disclosure for the prior year is as follows:

At 31 December 2016
Cost/deemed cost	8,438	13,182	498	22,118
Accumulated depreciation (and impairment charges)	(2,281)	(7,147)	-	(9,428)
Net carrying amount	6,157	6,035	498	12,690

At 1 January 2016, net carrying amount	6,396	6,087	579	13,062
Translation adjustment	9	(62)	(4)	(57)
Reclassifications	41	340	(381)	-
Transfer from trade and other receivables (note 20)	8	-	-	8
Additions at cost	82	451	320	853
Arising on acquisition (note 31)	(17)	51	(15)	19
Disposals at net carrying amount	(129)	(56)	(1)	(186)
Depreciation charge for year (ii)	(233)	(776)	-	(1,009)
At 31 December 2016, net carrying amount	6,157	6,035	498	12,690

At 1 January 2016
Cost/deemed cost	8,471	12,583	582	21,636
Accumulated depreciation (and impairment charges)	(2,075)	(6,496)	(3)	(8,574)
Net carrying amount	6,396	6,087	579	13,062

(i)	The carrying value of mineral-bearing land included in the land and buildings category above amounted to €2,831 million at the balance sheet date (2016: €2,708 million).

(ii)	The depreciation charge for the year includes €16 million (2016: €22 million; 2015: €18 million) relating to discontinued operations.

Future purchase commitments for property, plant and equipment	2017 €m	2016 €m
Contracted for but not provided in the financial statements	346	309
Authorised by the Directors but not contracted for	491	467